Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Income Statement [Abstract]
REVENUE	$ 17,912,000	$ 14,058,000
COST OF SALES	6,374,000	6,024,000
GROSS PROFIT	11,538,000	8,034,000
EXPENSES
Advertising	691,000	378,000
Amortization and depreciation	2,737,000	2,573,000
Bad debt expense	4,000	48,000
Consulting fees	348,000	227,000
Foreign exchange loss (gain)	163,000	(78,000)
Insurance	748,000	135,000
Interest and bank charges	517,000	537,000
Management fees	269,000	653,000
Office and general	1,443,000	872,000
Professional fees	1,428,000	884,000
Rent	191,000	128,000
Repairs and maintenance	134,000	80,000
Research and development	1,974,000	446,000
Salaries and benefits	5,600,000	4,619,000
Share-based payments	2,748,479	739,011
Telephone and utilities	68,000	50,000
Travel	74,000	296,000
Total expenses	19,137,000	12,587,000
Loss before other income (expenses) and income taxes	(7,599,000)	(4,553,000)
OTHER INCOME (EXPENSES)
Accretion	(346,000)	(900,000)
Grant Income	1,895,000	220,000
Subsidy Income	844,000
Interest and other income	282,000	52,000
Unrealized foreign exchange loss	(1,071,000)
Loss on settlement		(112,000)
Other income (expenses)	1,604,000	(740,000)
Loss before income taxes	(5,995,000)	(5,293,000)
Income taxes	(1,345,000)	346,000
NET LOSS FOR THE YEAR	(7,340,000)	(4,947,000)
ITEMS THAT MAY BE RECLASSIFIED SUBSEQUENTLY TO LOSS
Exchange difference on translating foreign operations	(387,000)	(72,000)
COMPREHENSIVE LOSS FOR THE YEAR	$ (7,727,000)	$ (5,019,000)
LOSS PER SHARE – BASIC AND DILUTED	$ (0.45)	$ (0.36)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	16,474,350	13,628,896